TRADE AND OTHER RECEIVABLES (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
TRADE AND OTHER RECEIVABLES [Abstract]
Accrued interest receivable	$ 12,599	$ 11,411
Deposits	35,000	36,617
GST receivable	12,080	24,082
Trade and other receivables	$ 59,679	$ 72,110